Taxes	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Taxes

Note 11    Taxes

11.1    Operating taxes and levies

11.1.1  Operating taxes and levies recognized in the income statement

(in millions of euros)	2020	2019	2018
Territorial Economic Contribution, IFER and similar taxes(1)	(795)	(758)	(820)
Spectrum fees	(341)	(329)	(309)
Levies on telecommunication services	(319)	(276)	(286)
Other operating taxes and levies	(469)	(465)	(425)
Total	(1,924)	(1,827)	(1,840)

(1)  Including (320) million euros regarding the company value-added contribution in 2020.

Although comprising a directly identifiable counterpart, the periodic spectrum fees are presented within the operating taxes and levies as they are set by and paid to the States and Local Authorities.The breakdown of operating taxes and levies per geographical area is the following:

(in millions of euros)

11.1.2  Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Value added tax	966	996	953
Other operating taxes and levies	138	94	74
Operating taxes and levies - receivables	1,104	1,090	1,027
Value added tax	(652)	(649)	(647)
Territorial Economic Contribution, IFER and similar taxes(1)	(87)	(90)	(94)
Spectrum fees	(21)	(22)	(29)
Levies on telecommunication services	(128)	(118)	(113)
Other operating taxes and levies	(391)	(408)	(439)
Operating taxes and levies - payables	(1,279)	(1,287)	(1,322)
Operating taxes and levies - net	(175)	(197)	(295)

(1)	Including (19) million euros regarding the company value-added contribution in 2020.

Developments in tax disputes and audits

In the same way as other telecom operators, the Group regularly deals with disagreements concerning the taxation of its network in various countries.

Orange in Spain is involved in various tax disputes related to local taxes on mobile and fixed services:

−  regarding mobile services, in May 2016, the Supreme Court of Spain considered admissible some terms and conditions of taxation, based on the value of the use. Since then, some municipalities sent out tax bills in accordance with such Supreme Court sentence. In 2018, Orange has re-evaluated the risk in light of the course of the proceedings. There are no new developments in 2020 that would lead to a modification of the Group’s accounting position, Orange is awaiting the decision of the Supreme Court on the formulae that shall be used to calculate the value of the use;

−  regarding fixed services, Orange received a favorable decision from the municipality of Madrid in June 2020 and carried out a new risk assessment in light of the decision. In January 2021, the European Union Court of Justice, in response to an interpretative question raised, has ruled on the charge on fixed services. At this stage, Orange estimates that it holds a strong position and that the decision does not lead to a modification of its accounting position. Furthermore, Orange wishes to appeal this decision.

Changes in operating taxes and levies

(in millions of euros)	2020	2019	2018
Net operating taxes and levies (payables) in the opening balance	(197)	(295)	(217)
Operating taxes and levies recognized in profit or loss	(1,924)	(1,827)	(1,840)
Operating taxes and levies paid	1,929	1,939	1,777
Changes in the scope of consolidation	—	3	(13)
Translation adjustment	20	(16)	(3)
Reclassifications and other items	(3)	(1)	1
Net operating taxes and levies (payables) in the closing balance	(175)	(197)	(295)

Accounting policies

VAT (Value Added Tax) receivables and payables correspond to the VAT collected or deductible from the various states. Collections and repayments to states have no impact on the income statement.

In the normal course of business, the Group regularly deals with differences of interpretation of tax law with the tax authorities, which can lead to tax reassessments or tax disputes.

Operating taxes and levies are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates the tax assets, liabilities and accruals recognized in the statement of financial position based on the technical merits of the positions it defends versus that of the tax authorities.

11.2    Income taxes

11.2.1  Income taxes

(in millions of euros)	2020	2019	2018
Orange SA tax group	1,556	(875)	(702)
• Current tax	1,801	(559)	(595)
• Deferred tax	(246)	(316)	(107)
Spanish tax group	(146)	(123)	(164)
• Current tax	(40)	(84)	(65)
• Deferred tax	(106)	(39)	(99)
Africa & Middle East	(341)	(296)	(255)
• Current tax	(343)	(294)	(258)
• Deferred tax	2	(1)	3
United Kingdom	(137)	(66)	(66)
• Current tax	(75)	(66)	(66)
• Deferred tax	(63)	(0)	(0)
Other subsidiaries	(83)	(86)	(122)
• Current tax	(99)	(89)	(128)
• Deferred tax	16	3	6
Total Income taxes	848	(1,447)	(1,309)
• Current tax	1,245	(1,093)	(1,112)
• Deferred tax	(396)	(354)	(197)

In 2020, the Orange group's current tax amounted to 1,245 million euros and included tax income of 2,246 million euros related to the tax dispute in France for fiscal years 2005-2006. In the absence of this income, the tax expense for the Orange group would be (1,397) million euros (including (1,001) million euros in current tax), and the tax expense for the Orange SA tax group would be (690) million euros (including (444) million euros in current tax expense).

The breakdown of current tax by geographical area or by tax group (excluding the 2,246 million euros tax income related to the 2005-2006 tax dispute) is the following:

(in millions of euros)

Orange SA tax group

The corporate income tax rate applicable for the 2020 fiscal year was 32.02%. The decrease in the tax rate in France resulted in a reduction in the current tax expense of (36) million euros in 2020.

In 2019, the tax rate was 34.43%. As part of the law enacted on July 11, 2019 concerning the creation of a digital services tax, the French government instituted an exceptional new measure maintaining the corporate income tax rate of 34.43% for the 2019 fiscal year instead of the 32.02% corporate tax rate originally planned. This measure resulted in an additional tax expense for the Group of (35) million euros in 2019.

In 2018, the tax rate was 34.43%.

Current tax expense

The current tax expense reflects the requirement to pay income tax calculated on the basis of 100% of taxable income due to the depletion of tax loss carry forwards.

In 2020, the current tax expense included tax income of 2,246 million euros, as a result of the decision issued by the Conseil d'État on November 13, 2020 in favor of Orange SA on a dispute in respect of the years 2005-2006.

Deferred tax expense

Deferred taxes are recorded at the tax rate expected at the time of their reversal.

The 2018 French Finance Act, that passed in late December 2017, included a gradual reduction in the corporate tax rate with an expected tax rate of 25.82% as of 2022 for the Group.

The 2021 Finance Law passed at the end of December 2020 confirms the trajectory initially planned, i.e. a rate of 28.41% in 2021 and a rate of 25.82% from 2022.

Developments in tax disputes and audits in France

Tax audits

Orange SA was subject to a tax audit covering fiscal years 2015 to 2016. An amending proposal was issued covering the calculation of trademark fees paid by Orange SA to the British company Orange Brand Services Ltd and deducted from its taxable income. The administration questions the inclusion of revenue from the roaming contract with Free and revenue from the fixed PSTN business. This rectification request is contested by Orange SA, which has requested the opening of out-of-court proceedings and arbitration between the French and British tax authorities. The additional tax charge would effectively result in double taxation that would fail to comply with the provisions of the Franco-British tax agreement and the European arbitration agreement.

Orange SA is currently subject to a tax audit covering fiscal years 2017 to 2018.

Disputes in progress concerning fiscal years 2000-2006

In the context of the absorption of Cogecom by Orange SA and pursuant to an adverse ruling by the Court of Montreuil on July 4, 2013 which triggered the payment of the amounts claimed by the Tax authority, Orange SA had to pay in 2013 the remaining balance on principal and late payment interest claimed for a total amount of 2.1 billion euros.

Over the last few years, the main developments in terms of legal proceedings brought before the Versailles Administrative Court of Appeal were the following:

–  concerning fiscal years 2000-2004:

–  in a ruling given on July 24, 2018, the Administrative Court of Appeal of Versailles upheld the request from Orange. As the Tax administration did not appeal in cassation, this litigation is now closed. The accounting consequences were taken into account in the 2018 consolidated financial statements with no material impact.

–  concerning fiscal years 2005-2006:

–  in a ruling of February 18, 2016, the Administrative Court of Appeal of Versailles upheld the judgment of July 4, 2013, despite the contrary conclusions of the appointed Rapporteur. The Group then appealed to the Conseil d’État on April 18, 2016 to rule on the substance of the case,

–  in a ruling dated December 5, 2016, the Conseil d’État annulled the February 18, 2016 ruling by the Administrative Court of Appeal of Versailles and remanded the dispute to the same Court, on the grounds argued by the Group, i.e., the principle of intangibility of the opening balance sheet of the earliest fiscal year still subject to audit,

–  in a ruling dated July 24, 2018, the Administrative Court of Appeal of Versailles made an adverse decision against Orange, despite the contrary conclusions of the appointed Rapporteur. The Group appealed in cassation to the Conseil d’État which was to render the final decision,

–  in a ruling dated November 13, 2020, the Conseil d'État handed down a decision favorable to Orange SA on this tax dispute . This decision closes the procedure definitively. The accounting consequences are current tax income recognized in the 2020 financial statements for a total amount of 2,246 million euros (including 646 million euros of interests).

Spanish tax group

Current tax expense

The corporate tax rate applicable is 25% and the current income tax expense mainly represents the obligation to pay a minimum level of tax calculated on the basis of 75% of taxable income due to the 25% restriction on the utilization of tax loss carry forwards.

Deferred tax expense

In 2020, a deferred tax expense of (102) million euros was recognized to reflect the negative impact on the recoverable amount of deferred taxes of updated business plans projections (see Note 8).

In 2019 , a deferred tax expense of (42) million euros was recognized to reflect evolution of future perspectives for the recoverability of the deferred tax assets.

In 2018, a deferred tax expense of (86) million euros was recognized in order to reflect the negative effect on the recoverable value of deferred tax assets of a strong competitive pressure.

Africa & Middle East

The main contributors to the income tax expense are Côte d'Ivoire, Mali, Senegal and Guinea:

–  in Côte d’Ivoire, the corporate tax rate is 30% and the current tax expense stands at (77) million euros;

–  in Mali, the corporate tax rate is 30% and the current tax expense stands at (62) million euros;

–  in Senegal, the corporate tax rate is 30% and the current tax expense stands at (54) million euros;

–  in Guinea, the corporate tax rate is 35% and the current tax expense stands at (47) million euros.

United Kingdom

Current tax expense

The current income tax expense primarily reflects the taxation of activities related to Orange’s brand activities. The corporate tax rate has been 19% since April 1, 2017.

Deferred tax expense

In 2020, the deferred tax expense includes an increase of (63) million euros in deferred tax liabilities recognized in the United Kingdom on the Orange brand. The British government canceled the tax reduction from 19% to 17% in 2020, provided for by the 2016 Finance Act, thus maintaining the rate at 19%. The deferred tax liabilities on the brand are now recorded at a 19% tax rate.

Group tax proof

(in millions of euros)	Note	2020	2019	2018
Profit before tax		4,207	4,669	3,467
Statutory tax rate in France		32.02%	34.43%	34.43%
Theoretical income tax		(1,347)	(1,608)	(1,194)
Reconciling items :
Impairment of goodwill (1)	8.1	—	(19)	(19)
Impairment of BT shares	13.7	—	(34)	(30)
Share of profits (losses) of associates and joint ventures		(1)	3	1
Adjustment of prior-year taxes		1	10	23
Recognition / (derecognition) of deferred tax assets		(98)	(36)	(151)
Difference in tax rates (2)		157	192	189
Change in applicable tax rates (3)		(92)	43	(84)
Tax income related to the 2005-2006 tax dispute (4)		2,246	—	—
Other reconciling items		(18)	2	(44)
Effective income tax		848	(1,447)	(1,309)
Effective tax rate		(20.17)%	30.99%	37.75%

(1)	Reconciliation item calculated based on the tax rate applicable to the parent company of the Group. The difference between the tax rate of the parent company and the local tax rate of subsidiaries is presented below in "Difference in tax rates".
(2)	The Group is present in jurisdictions in which tax rates are different from the French tax rate. This mainly includes the United Kingdom (tax rate of 19%) and Spain (tax rate of 25%).
(3)	Takes into account the remeasurement of the deferred tax due to change of tax rate in tax legislation, as well as the impact of the booking over the period of deferred tax at tax rates that differ from the rate applicable in the current fiscal year.
(4)	Relates to the tax income of 2,246 million euros (including interests) recognized in 2020 following the favorable decision handed down on November 13, 2020 by the Conseil d'Etat on the tax dispute in respect of fiscal years 2005-2006. The impact of this tax income on the effective tax rate is (53.3) basis points. Excluding this item, the Group effective tax rate would be 33.2%.

11.2.2 Income tax on other comprehensive income

(in millions of euros)	2020		2019		2018
	Gross	Deferred	Gross	Deferred	Gross	Deferred
	amount	tax	amount	tax	amount	tax
Actuarial gains and losses on post-employment benefits	(31)	6	(109)	30	45	(6)
Assets at fair value	94	—	(16)	—	(30)	—
Cash flow hedges	22	(10)	144	(47)	(67)	18
Translation adjustment	(414)	—	78	—	(7)	—
Other comprehensive income of associates and joint ventures	—	—	—	—	—	—
Total presented in other comprehensive income	(328)	(4)	97	(17)	(59)	12

11.2.3 Tax position in the statement of financial position

(in millions of euros)	December 31, 2020			December 31, 2019			December 31, 2018
	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
Orange SA tax group
• Current tax	—	359	(359)	—	385	(385)	—	438	(438)
• Deferred tax (1)	384	—	384	633	—	633	977	—	977
Spanish tax group
• Current tax	12	—	12	—	32	(32)	—	4	(4)
• Deferred tax (2)	—	95	(95)	11	—	11	50	—	50
Africa & Middle East
• Current tax	45	228	(183)	43	212	(168)	32	182	(150)
• Deferred tax	103	55	48	92	55	37	84	42	42
United Kingdom
• Current tax	—	4	(4)	—	30	(30)	—	34	(34)
• Deferred tax (3)	—	600	(600)	1	539	(538)	—	531	(531)
Other subsidiaries
• Current tax	70	82	(12)	76	90	(14)	87	97	(10)
• Deferred tax	244	105	139	255	108	147	255	58	197
Total
• Current tax	128	673	(545)	120	748	(629)	119	755	(636)
• Deferred tax	731	855	(124)	992	703	289	1,366	631	735

(1)	Mainly includes deferred tax assets on employee benefits.
(2)	The recognized deferred tax assets are offset by the deferred tax liabilities on the goodwill which is tax deductible.
(3)	Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2020	2019	2018
Net current tax assets / (liabilities) in the opening balance	(629)	(636)	(464)
Cash tax payments (1)	(1,160)	1,079	928
Change in income statement (2)	1,245	(1,093)	(1,116)
Change in other comprehensive income	—	—	—
Change in retained earnings (3)	(2)	48	0
Changes in the scope of consolidation	(0)	(1)	19
Translation adjustment	4	(1)	(3)
Reclassification and other items	(4)	(24)	—
Net current tax assets / (liabilities) in the closing balance	(545)	(629)	(636)

(1)	Includes in 2020 the reimbursement of 2,246 million euros in respect of the tax dispute for 2005-2006.
(2)	Includes a tax income of 2,246 million euros in 2020 in respect of the tax dispute for 2005-2006.
(3)	Mainly corresponds to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency and the tax effects of transaction costs and premium paid related to the refinancing of subordinated notes.

Change in net deferred tax

(in millions of euros)	2020	2019	2018
Net deferred tax assets / (liabilities) in the opening balance	289	735	931
Change in income statement	(396)	(354)	(197)
Change in other comprehensive income	(4)	(17)	12
Change in retained earnings	—	4	—
Change in the scope of consolidation	(2)	(76)	(10)
Translation adjustment	(10)	0	(7)
Reclassification and other items	(2)	(3)	6
Net deferred tax assets / (liabilities) in the closing balance	(124)	289	735

Deferred tax assets and liabilities by type

(in millions of euros)	December 31, 2020			December 31, 2019(1)			December 31, 2018
			Income			Income			Income
	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment
Provisions for employee benefit obligations	556	—	(154)	704	—	(169)	833	—	(25)
Fixed assets	552	1,275	(111)	614	1,216	(68)	721	1,123	(26)
Tax losses carryforward	3,887	—	8	3,895	—	8	3,914	—	(105)
Other temporary differences	2,690	2,821	(71)	2,812	2,858	(83)	1,245	1,146	(42)
Deferred tax	7,685	4,096	(327)	8,025	4,074	(312)	6,713	2,269	(198)
Depreciation of deferred tax assets	(3,714)	—	(69)	(3,661)	—	(41)	(3,709)	—	1
Netting	(3,241)	(3,241)	—	(3,372)	(3,372)	—	(1,638)	(1,638)	—
Total	731	855	(396)	992	703	(354)	1,366	631	(197)

(1)   2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

At December 31, 2020, the tax loss carryforwards mainly related to Spain and Belgium, the stock of tax loss carryforwards in France having been used up by 2018.

At December 31, 2020, the unrecognized deferred tax assets mainly related to Spain for 2.1 billion euros and Belgium (Belgian subsidiaries other than Orange Belgium) for 0.8 billion euros, and mostly included tax losses that can be carried forward indefinitely. In Spain, tax losses carryforwards for which a deferred tax asset has been recognized are expected to be fully utilized by 2025, unless affected by changes in tax rules and changes in business projections. The deferred tax assets recognized for Spain amounted to 0.5 billion euros at December 31, 2020.

Most of the other tax losses carryforwards for which no deferred tax assets have been recognized will expire beyond 2025.

Accounting policies

Current income tax and deferred tax are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates the tax assets and liabilities recognized in the statement of financial position based on the technical merits of the positions it defends versus that of the tax authorities.

Deferred taxes are recognized for all temporary differences between the carrying values of assets and liabilities and their tax basis, as well as for unused tax losses, using the liability method. Deferred tax assets are recognized only when their recovery is considered probable.

A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries, interests in joint ventures and associates, except to the extent that both of the following conditions are satisfied:

–  the Group is able to control the timing of the reversal of the temporary difference (e.g. the payment of dividends); and

–  it is probable that the temporary difference will not reverse in the foreseeable future.

Accordingly, for fully consolidated companies, a deferred tax liability is only recognized in the amount of the taxes payable on planned dividend distributions by the Group.

Deferred tax assets and liabilities are not discounted.

At each period end, the Group reviews the recoverable amount of the deferred tax assets carried by certain tax entities with significant tax losses carryforwards. The recoverability of the deferred tax assets is assessed in the light of the business plans used for impairment testing. This plan may be adjusted for any tax specificities.

Deferred tax assets arising on these tax losses are not recognized under certain circumstances specific to each company/tax consolidation group concerned, and particularly where:

–  entities cannot assess the probability of the tax loss carryforwards being set off against future taxable profits, due to the horizon for forecasts based on business plans used for impairment testing and uncertainties as to the economic environment;

–  entities have not yet begun to use the tax loss carryforwards;

–  entities do not expect to use the losses within the timeframe allowed by tax regulations;

–  it is estimated that tax losses are uncertain to be used due to risks of differing interpretations with regard to the application of tax legislation.